Equity Method Investments (Tables)	9 Months Ended
Sep. 30, 2022
Equity Method Investments and Joint Ventures [Abstract]
Schedule of equity method investments

	Nine months ended September 30,
(in thousands of $)	2022	2021
Share of net income of CoolCo	16,547	—
Share of net losses of Avenir	(3,967)	(382)
Share of net income of other equity method investments	416	(180)
Net income from equity method investments	12,996	(562)

The carrying amounts of our equity method investments as of September 30, 2022 and December 31, 2021 are as follows:

(in thousands of $)	September 30, 2022	December 31, 2021
CoolCo (note 11)	145,804	—
Avenir	43,946	47,913
Others (1)	7,162	4,302
Equity method investments	196,912	52,215
(1) Others include our equity method investments in Egyptian Company for Gas Services S.A.E. (“ECGS”) and Aqualung Carbon Capture ("Aqualung").